Calvert
Conservative Allocation Fund
June 30, 2021
Schedule of Investments (Unaudited)

Mutual Funds — 85.6%(1)

Security	Shares	Value
Equity Funds — 34.6%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	102,094	$ 3,734,605
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	238,641	7,307,194
Calvert US Large-Cap Core Responsible Index Fund, Class R6	211,171	8,261,006
Calvert US Large-Cap Growth Responsible Index Fund, Class I	166,958	8,272,745
Calvert US Large-Cap Value Responsible Index Fund, Class I	984,603	30,699,929
Calvert US Mid-Cap Core Responsible Index Fund, Class I	113,576	4,498,739
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	102,163	8,976,062
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	385,469	5,180,704
Calvert Emerging Markets Equity Fund, Class R6	224,115	5,172,577
Calvert International Equity Fund, Class R6	352,105	9,478,653
Calvert International Opportunities Fund, Class R6	373,485	8,052,346
Calvert Mid-Cap Fund, Class I	43,952	2,249,044
		$101,883,604
Income Funds — 51.0%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	1,027,911	$16,025,135
Calvert Floating-Rate Advantage Fund, Class R6	2,071,376	19,678,070
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,630,882	78,539,753
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	215,031	5,861,730
Calvert Short Duration Income Fund, Class R6	702,105	11,647,926
Calvert Ultra-Short Duration Income Fund, Class R6	1,830,239	18,192,580
		$149,945,194
Total Mutual Funds (identified cost $216,264,492)		$251,828,798

U.S. Treasury Obligations — 3.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/45(2)(3)	$3,306	$ 4,084,221
U.S. Treasury Inflation-Protected Note, 0.875%, 1/15/29(2)(3)	5,111	5,918,027
Total U.S. Treasury Obligations (identified cost $8,493,221)		$ 10,002,248

Short-Term Investments — 11.0%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	32,243,128	$ 32,243,128
Total Short-Term Investments (identified cost $32,245,487)		$ 32,243,128

Total Purchased Call Options — 0.0%(5) (identified cost $37,119)	$ 43,945
Total Investments — 100.0% (identified cost $257,040,319)	$294,118,119

Total Written Put Options — (0.0)%(5) (premiums received $38,517)	$ (35,750)

Other Assets, Less Liabilities — 0.0%(5)	$ 155,108
Net Assets — 100.0%	$294,237,477

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(5)	Amount is less than 0.05% or (0.05)%, as applicable.

Calvert
Conservative Allocation Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Purchased Call Options — 0.0%(1)
Exchange-Traded Options — 0.0%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	11	$4,727,250	$4,425	9/17/21	$43,945
Total					$43,945
Written Put Options — (0.0)%(1)
Exchange-Traded Options — (0.0)%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	(11)	$(4,727,250)	$3,850	9/17/21	$(35,750)
Total					$(35,750)

(1)	Amount is less than 0.05% or (0.05)%, as applicable.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	42	Long	9/30/21	$9,253,453	$(17,438)
U.S. 5-Year Treasury Note	73	Long	9/30/21	9,010,367	(27,429)
U.S. Long Treasury Bond	35	Long	9/21/21	5,626,250	155,058
U.S. Ultra 10-Year Treasury Note	21	Long	9/21/21	3,091,266	51,559
U.S. Ultra-Long Treasury Bond	17	Long	9/21/21	3,275,687	131,594
					$293,344
During the fiscal year to date ended June 30, 2021, the Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At June 30, 2021, the value of the Fund's investment in affiliated funds was $284,071,926, which represents 96.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Bond Fund, Class R6	$68,095,519	$12,336,889	$ (1,692,000)	$ 39,717	$ (240,372)	$ 78,539,753	$1,175,211	$ 840,179	4,630,882
Calvert Cash Reserves Fund, LLC	21,270,852	43,216,065	(32,240,182)	(713)	(2,894)	32,243,128	21,809	—	32,243,128

Calvert
Conservative Allocation Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Emerging Markets Advancement Fund, Class I	$ 5,054,479	$ 432,306	$ (1,548,000)	$ 233,044	$ 1,008,875	$ 5,180,704	$ 7,306	$ —	385,469
Emerging Markets Equity Fund, Class R6	4,524,233	2,799,408	(3,748,000)	736,610	860,326	5,172,577	39,409	—	224,115
Equity Fund, Class R6	6,438,756	1,527,206	(263,000)	17,198	1,255,902	8,976,062	16,521	154,685	102,163
Flexible Bond Fund, Class R6	15,215,561	722,877	(811,000)	(6,038)	903,735	16,025,135	325,877	—	1,027,911
Floating-Rate Advantage Fund, Class R6	16,545,069	2,603,394	—	—	529,607	19,678,070	547,785	—	2,071,376
High Yield Bond Fund, Class I	7,184,910	26,895	(7,225,527)	744,695	(730,973)	—	26,894	—	—
High Yield Bond Fund, Class R6	—	7,944,250	(2,293,000)	13,897	196,583	5,861,730	162,157	—	215,031
International Equity Fund, Class R6	10,502,265	1,628,070	(4,468,975)	340,366	1,476,927	9,478,653	44,094	—	352,105
International Opportunities Fund, Class R6	7,481,737	1,467,647	(2,411,017)	135,451	1,378,528	8,052,346	67,630	—	373,485
International Responsible Index Fund, Class R6	5,548,918	2,163,938	(1,853,636)	113,111	1,334,863	7,307,194	84,302	—	238,641
Mid-Cap Fund, Class I	1,902,301	104,498	(220,000)	25,998	436,247	2,249,044	3,787	14,711	43,952
Short Duration Income Fund, Class R6	4,663,739	6,884,445	—	—	99,742	11,647,926	133,272	27,255	702,105
Small-Cap Fund, Class R6	3,125,499	881,052	(1,450,212)	151,590	1,026,676	3,734,605	5,840	—	102,094
Ultra-Short Duration Income Fund, Class R6	14,376,852	3,692,582	—	—	123,146	18,192,580	130,191	—	1,830,239
US Large-Cap Core Responsible Index Fund, Class R6	12,765,277	296,604	(7,412,000)	2,546,213	64,912	8,261,006	115,604	—	211,171
US Large-Cap Growth Responsible Index Fund, Class I	8,007,260	381,392	(1,967,000)	972,644	878,449	8,272,745	45,150	111,242	166,958

Calvert
Conservative Allocation Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
US Large-Cap Value Responsible Index Fund, Class I	$ 18,193,826	$ 6,231,330	$ (1,234,000)	$ 212,746	$ 7,296,027	$ 30,699,929	$ 389,025	$ 97,305	984,603
US Mid-Cap Core Responsible Index Fund, Class I	1,872,679	2,054,829	(372,000)	49,139	894,092	4,498,739	25,810	65,019	113,576
Totals				$ 6,325,668	$18,790,398	$284,071,926	$3,367,674	$1,310,396
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$251,828,798	$ —	$ —	$251,828,798
U.S. Treasury Obligations	—	10,002,248	—	10,002,248
Short-Term Investments	—	32,243,128	—	32,243,128
Purchased Call Options	43,945	—	—	43,945
Total Investments	$251,872,743	$42,245,376	$ —	$294,118,119
Futures Contracts	$338,211	$ —	$ —	$338,211
Total	$252,210,954	$42,245,376	$ —	$294,456,330
Liability Description
Futures Contracts	$(44,867)	$ —	$ —	$(44,867)
Written Put Options	(35,750)	—	—	(35,750)
Total	$(80,617)	$ —	$ —	$(80,617)
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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